Deferred Share Units (Details Narrative) - Deferred Share Units - shares	May 31, 2023	May 31, 2022	May 28, 2010
Common Shares Reserved Maximum For Issuance Under The Plan			11,000
Outstanding shares	0	0
Share based compensation arrangement by share based payment award number of shares available for grant	11,000	11,000